Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated April 10, 2020 to
the Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020 and April 1, 2020

The following replaces the "Ivy Cash Management Fund — Principal Investment Risks — Interest Rate Risk" section on page 74:

◻Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund's securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Fund's exposure to risks associated with rising rates. During periods of low short-term interest rates, the Fund may not be able to maintain a positive yield or may not be able to pay Fund expenses out of current income without impairing the Fund's ability to maintain a stable NAV. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally. Changes to the monetary policy by the Federal Reserve or other regulatory actions may affect interest rates.

The following is added as a new section immediately following the "Ivy Cash Management Fund — Principal Investment Risks — Money Market Fund Regulatory Risk" section on page 75:

◻Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund's performance.

The following is added as a new section immediately following the "Ivy Cash Management Fund — Principal Investment Risks — Reinvestment Risk" section on page 75:

◻U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Ivy Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated April 10, 2020 to
the Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020 and April 1, 2020

The following replaces the "Ivy Cash Management Fund — Principal Investment Risks — Interest Rate Risk" section on page 74:

◻Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund's securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Fund's exposure to risks associated with rising rates. During periods of low short-term interest rates, the Fund may not be able to maintain a positive yield or may not be able to pay Fund expenses out of current income without impairing the Fund's ability to maintain a stable NAV. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally. Changes to the monetary policy by the Federal Reserve or other regulatory actions may affect interest rates.

The following is added as a new section immediately following the "Ivy Cash Management Fund — Principal Investment Risks — Money Market Fund Regulatory Risk" section on page 75:

◻Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund's performance.

The following is added as a new section immediately following the "Ivy Cash Management Fund — Principal Investment Risks — Reinvestment Risk" section on page 75:

◻U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.